Related Parties - Schedule of Key Management Personnel (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Key Management Personnel [Abstract]
Basic salary	[1]	€ 1,081	€ 1,453	€ 1,471
Short-term employee benefits	[1]	109	303	498
Other long-term benefits			55	80
Share-based compensation		1,605	1,947	2,957
Total Key management personnel compensation		€ 2,795	€ 3,758	€ 5,006

[1]	This amount includes salaries accrued and not paid at the year end